UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21930

Oceanstone Fund

(Exact name of registrant as specified in charter)

553 Dew Point Avenue

Carlsbad, CA 92011

(Address of principal executive offices)

(Zip code)

James J. Wang

P.O. Box 131104

Carlsbad, CA 92013

 (Name and address of agent for service)

Registrant's telephone number, including area code: (760) 602-0103

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

OCEANSTONE FUND
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value
COMMON STOCKS - 63.49%

Agricultural Services - 4.38%
2,000	Calavo Growers, Inc.	$ 23,240

Computer Communications Equipment - 6.21%
2,000	Silicom, LTD*	32,940

Cutlery, Handtools & General Hardware - 1.02%
260	Lifetime Brands, Inc.	5,431

Electromedical & Electrotherapeutic Apparatus - 0.85%
120	St. Jude Medical, Inc.*	4,513

Games, Toys & Children's Vehicles - 4.50%
1,000	JAKKS Pacific, Inc.*	23,900

Grain Mill Products - 1.14%
300	Penford Corp.	6,042

Hospital & Medical Service Plans - 1.27%
120	Coventry Health Care, Inc.*	6,726

Industrial Instruments for Measurement, Display, and Control - 1.44%
300	MKS Instruments, Inc.*	7,656

Industrial Trucks, Tractors, Trailors & Stackers - 6.73%
260	NACCO Industries, Inc.	35,727

Motorcycles, Bicycles & Parts - 5.53%
500	Harley-Davidson, Inc.	29,375

Plastic Products, NEC - 1.32%
600	Deswell Industries, Inc.	6,990

Retail-Apparel & Accessory Stores - 6.66%
1,000	Jos. A. Bank Clothiers, Inc.*	35,350

Retail - Catalog & Mail Order Houses - 2.45%
150	NutriSystem, Inc.*	7,862
500	Zones, Inc.*	5,125
		12,987
Retail-Radio, Tv & Consumer Electronics Stores - 0.92%
100	Best Buy Co., Inc.	4,872

Security Brokers, Dealers & Flotation Companies - 4.75%
320	Morgan Stanley, Inc.	25,203

Services - Computer Integrated Services 1.24%
300	Open Text Corp.*	6,588

Services - Engineering Services - 3.57%
460	VSE Corp.	18,934

Special Industry Machinery, NEC - 2.10%
800	Trio Technology International*	11,120

Telephone & Telegraph Apparatus - 5.10%
1,600	Qiao Xing Universal Telephone, Inc.*	27,072

Wholesale Durable Goods - 1.09%
1,700	ADDvantage Technologies Group, Inc.*	5,814

Wholesale - Electronic Parts & Eqipment - 1.22%
180	Avnet, Inc.*	6,505

TOTAL FOR COMMON STOCKS (Cost $319,177) - 63.49%		336,985

SHORT TERM INVESTMENTS - 32.23%
171,069	Huntington Treasury Money Market IV 4.39%** (Cost $171,069)	171,069

TOTAL INVESTMENTS (Cost $490,246) - 95.73%		508,054

OTHER ASSETS LESS LIABILITIES - 4.27%		22,678

NET ASSETS - 100.00%		$ 530,732

* Non-income producing during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2007.

NOTES TO FINANCIAL STATEMENTS
Oceanstone Fund
1. SECURITY TRANSACTIONS

At March 31, 2007 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $490,246 amounted to $17,807, which consisted of aggregate gross unrealized appreciation of

 $21,690 and aggregate gross unrealized depreciation of $3,883.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oceanstone Fund

By /s/James J. Wang

     James J. Wang

     President and Treasurer

Date May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/James J. Wang

     James J. Wang

     President and Treasurer

Date May 24, 2007